Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	May 10, 2011
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	NEDAK ETHANOL, LLC
Entity Central Index Key	0001337226
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,233
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float	$ 48,360,000
Entity Current Reporting Status	Yes

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS (Note 8)
Cash and cash equivalents	$ 3,306,338	$ 1,618,244
Restricted short term investment (Note 7)	1,187,970	1,163,581
Restricted cash (Notes 8, 9 and 11)	230,000	1,043,173
Receivables
Trade (Note 11)	2,547,267	2,797,089
Other (Notes 9 and 11)	1,227,071	16,044
Inventory (Note 3)	5,476,302	5,267,330
Prepaid expenses and other	140,969	208,190
Total current assets	14,115,917	12,113,651
Property and Equipment, net (Note 5)	69,035,048	75,160,322
Deposits	550,000	550,000
Debt Issuance Costs, net of accumulated amortization of $984,337 and $696,175 as of December 31, 2011 and 2010, respectively	776,898	1,065,060
Total other assets	1,326,898	1,615,060
Total Assets	84,477,863	88,889,033
LIABILITIES AND MEMBERS' EQUITY
Current maturities of long-term debt (Notes 2, 8 and 9)	4,586,418	6,025,417
Accounts payable
Trade	893,031	1,244,868
Corn	5,141,258	5,322,868
Construction (Note 11)	359,794	0
Accrued liabilities (Note 9)	2,160,714	4,164,646
Reclassification of long-term debt to current (Notes 2, 8 and 9)	0	38,579,904
Total current liabilities	13,141,215	55,337,703
Long-Term Debt, net of Current Maturities (Notes 2, 8 and 9)	27,992,582	18,750
Total liabilities	41,133,797	55,356,453
Commitments and Contingencies (Notes 2, 6, 7 and 11)
Temporary Members' Equity (Note 6)
Preferred Units Class B, net of offering costs, 1,052.5 and 0 units issued and outstanding as of December 31, 2011 and 2010, respectively	10,497,426	0
Members' Equity (Note 6)
Preferred Units Class A, 305.5 and 185.5 units issued and outstanding as of December 31, 2011 and 2010, respectively	1,950,503	1,854,503
Common Units, net of offering costs, 5,233 units issued and outstanding	49,839,281	49,839,281
Accumulated deficit	(18,943,144)	(18,161,204)
Total members' equity	32,846,640	33,532,580
Total Liabilities and Members' Equity	$ 84,477,863	$ 88,889,033

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accumulated amortization of debt issuance costs	$ 984,337	$ 696,175
Common units, shares issued	5,233	5,233
Common units, shares outstanding	5,233	5,233
Preferred B Units [Member]
Temporary Preferred units Class B, shares issued	1,052.5	0
Temporary Preferred units Class B, shares outstanding	1,052.5	0
Preferred A Units [Member]
Preferred Stock, Shares Issued	305.5	185.5
Preferred Stock, Shares Outstanding	305.5	185.5

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Operations
Revenues (Note 11)	$ 152,116,292	$ 94,777,441
Cost of Goods Sold (Note 4 and 11)	148,028,745	94,338,221
Gross Profit	4,087,547	439,220
General and Administrative Expenses	2,700,390	2,424,432
Operating Income (Loss)	1,387,157	(1,985,212)
Other Income (Expense)
Gain from litigation settlement (Note 11)	0	3,000,000
Interest income	19,659	31,317
Interest expense	(3,532,334)	(3,443,160)
Other income (Notes 6 and 11)	1,343,578	310,469
Total other income (expense)	(2,169,097)	(101,374)
Net Loss	$ (781,940)	$ (2,086,586)
Net Loss Per Common Unit-Basic & Diluted (Note 6)	$ (184.86)	$ (434.18)

Statements of Changes in Members' Equity (USD $)	Preferred A Units [Member]	Capital Units [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 1,854,428	$ 49,839,281	$ (16,074,618)	$ 35,619,091
Sale of units	75	0	0	75
Net loss	0	0	(2,086,586)	(2,086,586)
Balance at Dec. 31, 2010	1,854,503	49,839,281	(18,161,204)	33,532,580
Issuance of 120 Class A units	96,000	0	0	96,000
Net loss	0	0	(781,940)	(781,940)
Balance at Dec. 31, 2011	$ 1,950,503	$ 49,839,281	$ (18,943,144)	$ 32,846,640

Statements of Changes in Members' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Changes in Members' Equity [Abstract]
Partners' Capital Account, Units, Sale of Units		0.0075
Stock Issued During Period, Shares, Share-based Compensation, Gross	120

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net loss	$ (781,940)	$ (2,086,586)
Adjustments to reconcile net loss to net cash provided by operations:
Depreciation and amortization	6,406,715	6,390,306
Loss on sale of asset	3,471	0
Loss on dryer fire	50,000	0
Change in fair value of derivative financial instruments	0	5,325
Gain on forgiveness of accrued board compensation	(1,226,500)	0
Forgiveness of notes payable to members	(3,750)	0
Change in operating assets and liabilities:
Receivables	(857,205)	(1,568,938)
Inventory	(208,972)	(2,296,011)
Prepaid expenses and other	67,221	414,253
Deposits	0	(250,000)
Accounts payable	(548,447)	2,394,388
Accrued liabilities	(681,432)	1,763,631
Net cash provided by operating activities	2,219,161	4,766,368
Cash Flows from Investing Activities
Purchases of property and equipment	(844,206)	(123,089)
Proceeds from insurance company	1,050,000	0
Proceeds from sale of fixed assets	3,250	0
Net change in restricted cash and investments	788,784	(55,390)
Net cash provided by (used in) investing activities	997,828	(178,479)
Cash Flows from Financing Activities
Payments on long-term debt	(12,026,321)	(4,473,679)
Sale of Preferred Class B Units	10,525,000	0
Sale of Preferred Class A Units	0	75
Payments for cost of raising capital	(27,574)	0
Debt issuance costs	0	(350,000)
Net cash used in financing activities	(1,528,895)	(4,823,604)
Increase (Decrease) in Cash and Cash Equivalents	1,688,094	(235,715)
Cash and Cash Equivalents-Beginning of Period	1,618,244	1,853,959
Cash and Cash Equivalents-End of Period	3,306,338	1,618,244
Cash payments for interest	3,859,552	2,516,320
Issue Class A member units for accrued compensation	96,000	0
Payments for member loans included in accounts payable	$ 15,000	$ 0

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

NEDAK Ethanol, LLC, a Nebraska limited liability company (the "Company") operates a 44 million gallon per year ethanol plant in Atkinson, Nebraska.  The Company produces and sells fuel ethanol and distillers grains, a co-product of the fuel ethanol production process.  Sales of ethanol and distillers grains began in January 2009.

 Accounting Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles ("GAAP"). Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  The Company uses estimates and assumptions in accounting for the following significant matters, among others: the allowance for doubtful accounts, useful lives of property and equipment, the valuation of inventory and inventory purchase commitments and long-lived asset impairments including the assumptions used to estimate future cash flows, and the ability to comply with certain provisions within the Company's credit agreements.  Actual results may differ from estimated amounts, and such differences may be material to the Company's financial statements.  The Company periodically reviews estimates and assumptions, and the effects of revisions are reflected in the period in which the revisions are made.

Cash and Cash Equivalents

The Company considers all unrestricted, highly liquid debt instruments with maturity of three months or less at the time of purchase to be cash equivalents. The Company maintains its accounts primarily at one financial institution. At times throughout the year, the Company's cash and cash equivalents balances exceed amounts insured by the Federal Deposit Insurance Corporation. The Company does not believe it is exposed to any significant credit risk on its cash and cash equivalent balances.

Investments

Restricted short term investments consist of certificates of deposit recorded at cost. These deposits are with the same bank as cash balances are held with. As noted in Note 7, these instruments are restricted as part of line of credit agreements the Company has entered into.

Restricted Cash

Prior to the amendments to loan agreements as of December 31, 2011, the Company was required to maintain cash balances for two purposes:

·         as part of the construction loan / operating line financing as described in Note 8,

·         as part of the tax increment financing agreement as described in Note 9.

These requirements have been released and a single new requirement for escrow deposits adequate to satisfy property tax payments was added.  The initial balance required was for $230,000 from equity proceeds and subsequent monthly deposits are required to satisfy the semiannual payment requirements in May and September.

Accounts Receivable

Credit terms are extended to customers in the normal course of business. The Company performs ongoing credit evaluations of its customers' financial condition and, generally, requires no collateral.

Accounts receivable are recorded at their estimated net realizable value. Accounts are considered past due if payment is not made on a timely basis in accordance with the Company's credit terms. Accounts considered uncollectible are written off. The Company's estimate of the allowance for doubtful accounts is based on historical experience, its evaluation of the current status of receivables, and unusual circumstances, if any.  At December 31, 2011 and 2010, the Company was of the belief that an allowance was not considered necessary. It is possible this estimate could change in the future.

Inventory

Inventory is stated at the lower of cost or market on a weighted average cost basis. Market is based on current replacement values not to exceed net realizable values and it is not less than net realizable values reduced by allowances for normal profit margin. Inventory consists of raw materials, work in process, and finished goods. Corn is the primary raw material. Finished goods consist of ethanol and distillers grains produced.

Derivative Financial Instruments

The Company is exposed to the impact of market fluctuations associated with commodity prices. It uses derivative financial instruments as part of the overall strategy to manage market risk, as allowed by sufficient working capital and liquidity.  The Company, when able, uses cash, futures and option contracts to hedge changes to the commodity prices of corn, ethanol, natural gas and gasoline.  The Company will not enter into these derivative financial instruments for trading or speculative purposes, nor does it plan to designate these contracts as cash flow or fair value hedges for accounting.

Derivatives are recognized in the balance sheet at their fair value.  The fair value of futures and options is determined by exchange traded market prices.  Gains and losses from derivatives that do not qualify as accounting hedges, or are undesignated, must be recognized immediately in earnings and are recorded in cost of goods sold.

Contracts are evaluated to determine whether the contracts are derivatives.  Certain contracts that literally meet the definition of a derivative may be exempted as "normal purchases or normal sales".  Normal purchases and normal sales are contracts that provide for the purchase or sale of commodities that will be delivered in quantities expected to be used or sold over a reasonable period in the normal course of business.  Contracts that meet the requirements of normal purchases or sales are documented as normal and exempted from accounting as derivatives and, therefore, are not marked to market in the Company's financial statements.  Losses are recognized on such contracts when the contract price is not expected to be realized.

Property and Equipment

Property and equipment is stated at cost.  Maintenance and repairs are expensed as incurred; major improvements are capitalized. Depreciation is computed using the straight-line method over the following estimated useful lives:

Land improvements	20 years
Buildings	15-39 years
Office equipment	5-7 years
Plant equipment	10-20 years
Vehicles	5-7 years

Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  If circumstances require a long-lived asset be tested for possible impairment, the Company first compares future undiscounted cash flows expected to be generated by an asset to the carrying value of the asset.  If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment would be recognized to the extent that the carrying value exceeds its fair value.  Fair value would be determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Due to continued net losses, the Company performed an impairment analysis over long-lived assets as of December 31, 2011.  In accordance with the Company's policy for evaluating impairment of long-lived assets described above, management has projected future future undiscounted cash flows from operations of these facilities and concluded they exceed the facility's carrying value as of December 31, 2011; therefore, no impairment loss was recognized.  In determining the projected future undiscounted cash flows, the Company has made significant assumptions concerning the future viability of the ethanol industry, the future price of corn in relation to the future price of ethanol and the overall demand for ethanol in relation to production and supply capacity.  In this analysis, the Company assumed (i) future distillers grains revenue will be 16% of gross revenue, (ii) future corn costs will be 88% of ethanol revenue, and (iii) these relationships drive EBITDA estimates for 2011 of 7.5% of gross revenues.

Debt Issuance Costs

Debt issuance costs are amortized over the term of the related debt by use of the effective interest method.  Amortization expense related to debt issuance costs of $288,162 and $276,919 for the years ended December 31, 2011 and 2010, respectively,  is included in interest expense.  Future amortization of debt issuance costs is expected to be as follows: 2012 $168,089, 2013 $161,778, 2014 $137,513, 2015 $108,430, 2016 $79,081 and thereafter $122,007.

Revenue Recognition

The Company generally sells ethanol and distillers grains pursuant to marketing agreements.  Revenues from these products are recorded when the customer has taken title and assumed the risks and rewards of ownership, prices are fixed or determinable and collectability is reasonably assured.  Title is generally assumed by the buyer at the Company's shipping point.

In accordance with the Company's agreements for the marketing and sale of ethanol and distillers grains, marketing fees and commissions due to the marketers are deducted from the gross sales price as earned. Marketing fees and commissions were approximately $1,440,000 and $1,219,000 for the years ended December 31, 2011 and 2010, respectively.  Revenue is recorded net of these fees and commissions.  In certain situations, shipping costs were incurred by the Company and in other situations they were paid by the marketers.  Shipping costs incurred in the sale of ethanol and paid by the Company are recorded gross and are included in Costs of Goods Sold in the Statement of Operations.  Shipping costs paid for by the Company's marketers are netted in revenues.

Net Income (Loss) per Common Unit

Basic net income (loss) per common unit is computed by dividing net income (loss) by the weighted average number of members' common units outstanding during the period. Diluted net income per common unit is computed by dividing net income (loss) available to common units by the weighted average number of members' common units and, if dilutive, members' common unit equivalents outstanding during the period.  There were no member common unit equivalents outstanding until December 31, 2011, therefore for all periods presented the Company's basic and diluted net income per common unit are the same.  In the future, the convertible Class B preferred membership units could potentially dilute the basic earnings per share.

Income Taxes

The Company is treated as a partnership for federal and state income tax purposes and generally does not incur income taxes.  Instead, income or losses are included in the income tax returns of the Company's members.  Accordingly, no provision or liability for federal or state income taxes has been included in these financial statements.  As of December 31, 2011, the Company's reported basis in its net assets exceeds their tax basis by approximately $26,982,359. Accordingly, a net deferred tax liability of approximately $9,713,649 would be recognized as income tax expense, if the partnership were a taxable entity.

The Company files income tax returns in the U.S. federal jurisdiction and the state of Nebraska. Management continually evaluates the Company's tax positions and has concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements. The Company is no longer subject to U.S. federal and Nebraska income tax examinations by tax authorities for years before 2008.

Segment Reporting

Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker or decision making group in deciding how to allocate resources and in assessing performance.  The Company has determined that it has one reportable business segment, the manufacture and marketing of fuel-grade ethanol and the co-products of the ethanol production process.  The Company's chief operating decision maker reviews financial information of the Company as a whole for purposes of assessing financial performance and making operating decisions.  Accordingly, the Company considers itself to be operating in a single industry segment.

Recent Accounting Pronouncements

Accounting Standards Update ("ASU") 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, supersedes most of the guidance in Topic 820, although many of the changes are clarifications of existing guidance or wording changes to align with IFRS 13.  In addition, certain amendments in ASU 2011-04 change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements.  The amendments in ASU 2011-04 are effective for public entities for interim and annual periods beginning after December 15, 2011.  The Company is currently evaluating what impact, if any, this will have on the financial statements.

ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the balance sheet, and instruments and transactions subject to an agreement similar to a master netting arrangement.  The requirements are effective for annual periods beginning on or after January 1, 2013, an interim periods within those annual periods.  The Company is currently evaluating what impact, if any, this will have on the financial statements.

Liquidity and Market Uncertainties	12 Months Ended
Dec. 31, 2011
Liquidity and Market Uncertainties [Abstract]
Liquidity and Market Uncertainties

2. MARKET UNCERTAINTIES, LIQUIDITY AND MANAGEMENT'S PLANS

The Company has certain risks and uncertainties that it experiences during volatile market conditions such as what the ethanol industry has experienced since middle 2008 and which continued through 2011. These volatilities can have a severe impact on operations.

As a commodity processor, the Company's profitability is primarily driven by the relationship between the cost of corn and the price at which the Company can sell its end-products, ethanol and distillers grains.  The price of ethanol is influenced by factors such as supply and demand, the weather, government policies and programs, unleaded gasoline prices and the petroleum markets as a whole.  Excess ethanol supply in the market, in particular, puts downward pressure on the price of ethanol.  The Company's largest cost of production is corn.  The Company's cost of corn is generally impacted by factors such as supply and demand, the weather, government policies and programs, and risk management techniques used to protect against the price volatility.  The Company is subject to significant risk that its operating margins may be reduced or eliminated due to the relative movements in the market prices of its products and major manufacturing inputs.  As a result, market fluctuations in the price of or demand for these commodities can have a significant adverse effect on the Company's operations and profitability.  Due to the current conditions of these commodity markets, the Company may continue to produce negative margins.

As of December 31, 2010, the Company was in default of its credit agreement and its TIF loan, as further discussed in Notes 8 and 9. For this reason, the Company reclassified amounts owing under these loans as current liabilities during the fiscal year ended December 31, 2010.

On December 31, 2011, the Company successfully completed a restructuring of both the credit agreement and the TIF loan which resulted in the conversion of the original credit agreement from a construction loan to an operating loan, waiver of all prior defaults under both the credit agreement and TIF Loan, reduced monthly principal and interest payments under the credit agreement as a result of a significant payment made, the reduction of the interest rate and a revised payment schedule on the TIF loan, the payment of all past due taxes, and the dismissal of the 2010 lawsuit filed by the TIF lender.

Also on December 31, 2011 the Company completed a private offering, see Note 6, and entered into an asset management agreement, see Note 11.

Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory

3. INVENTORY

Inventory consists of the following:

	December 31, 2011	December 31, 2010
Finished goods	$2,358,704	$3,478,089
Work in process	958,538	912,104
Raw materials	2,159,060	877,137
Total	$5,476,302	$5,267,330

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

4.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company seeks to hedge a portion of its future corn and natural gas purchases to the extent considered necessary for minimizing risk from market price fluctuations.  However, as of December 31, 2011 and 2010, the Company had no open derivative positions for corn to hedge its forward corn commitments and no open derivative positions for natural gas.  .

The following table provides details regarding the approximate losses from the Company's derivative financial instruments in the statement of operations for the years ended December 31, 2011 and 2010, none of which are designated as hedging instruments.

	Derivatives not	Location of Loss	Amount of Loss
	Designated as Hedging	Recognized in	Recognized in
Year	Instruments	Income	Income
2010 2011	Commodity contracts Commodity contracts	Cost of goods sold Cost of goods sold	$(73,465) (335,630)

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

5.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2011 and 2010:

	2011	2010
Land and improvements	$ 4,408,272	$ 4,408,272
Buildings	9,121,024	9,121,024
Plant equipment	73,409,692	73,417,242
Vehicles	560,383	560,383
	87,499,371	87,506,921
Less accumulated depreciation	(18,464,323)	(12,346,599)
Net property and equipment	$ 69,035,048	$ 75,160,322

Depreciation expense for the years ended December 31, 2011 and 2010 was $6,118,553 and $6,113,387, respectively.

Members' Equity	12 Months Ended
Dec. 31, 2011
Members' Equity [Abstract]
Members' Equity

6.  MEMBERS' EQUITY

As of December 31, 2011 and 2010, there were 305.5 and 185.5, respectively, of Class A Preferred Membership Units ("Class A Units") outstanding of which 221.5 units and 101.5 units were issued to directors of the Company.  The Class A Units entitle the holders thereof, among other things, to receive a preferred cumulative distribution of 10% ("Class A Return") before holders of common membership units receive distributions, and a preference in liquidation.  Following the third anniversary of the issuance of the Class A Units, the Company may redeem them for the original purchase price plus any accrued but unpaid distributions.  The accumulated undeclared Class A Return as of December 31, 2011 was $504,348, and the total liquidation preference of the Class A Units as of December 31, 2011 was $2,454,851.  Losses are generally allocated to all unit holders based upon their respective percentage of units held, except that losses are not allocated to Class A Units if the Class A Return has not been achieved.

Included in the outstanding Class A Units discussed above, are 120 shares of Class A Units the Company issued during 2011 to directors serving on the Board of Directors in exchange for forgiveness of accrued Board compensation of $1,322,500 of which $833,750 recognized in previous years is included in other income.  The shares were valued at $800 per share at the time of issuance.

A reconciliation of net income (loss) applicable to common units used in the calculation of net income (loss) per common unit for the quarters and years ended December 31, 2011 and 2010 is as follows:

	Three Months Ended December 31,		Year Ended December 31,
	2011	2010	2011	2010
Net Income (loss)	$ 2,784,068	$ 1,529,609	$ (781,940)	$ (2,086,586)
Preferred Return on Preferred Units	(46,744)	(46,743)	(185,449)	(185,459)
Net Income (loss) applicable to Common Units	$ 2,737,324	$ 1,482,866	$ (967,389)	$ (2,272,045)
Weighted average Common Units Outstanding -
Basic and Diluted	5,233	5,233	5,233	5,233
Net income (loss) per Common Unit – Basic and Diluted	$ 523.09	$ 283.37	$ (184.86)	$ (434.18)

On December 31, 2011, the Company completed a private offering of Class B Preferred Membership Units. Pursuant to the offering, the Company sold 1,052.5 Class B Units of the Company at a price of $10,000 per unit for an aggregate purchase price of $10,525,000. The Class B Units entitle the holders, among other things, to (i) a 12% cumulative preference in annual distributions to holders of the Company's common units, subject to several conditions, including the Company's debt-related restrictions, (ii) a preference in liquidation, and (iii) a right to convert each Class B Unit into 12 common units at the holder's option.  The Company has the right to redeem the Class B Units at any time at the original purchase price plus any accrued but unpaid distributions.  The Company is required to redeem any unconverted Class B Units ten years from issuance at $10,000 per unit plus accumulated preferred returns; however the Company has the ability to require conversion of the Class B Units to common units at that time instead. The Class B Units are classified as temporary equity due to the redemption feature, since it could require the Class B Units to be redeemed at a fixed or determinable price on a fixed or determinable date. As of December 31, 2011, the accumulated undeclared Class B return was $0, and the total liquidation preference of Class B units was $10,525,000.

If the Company were liquidated, Class B Preferred Unit holders would be entitled to receive their original purchase price of their Class B Preferred Units, plus accrued but unpaid distributions in the same priority as Class A Preferred Unit holders, in preference to holders of the Company's Common Units, but subordinate to the Company's lenders.

Line of Credit	12 Months Ended
Dec. 31, 2011
Line of Credit [Abstract]
Line of Credit

7.  LINE OF CREDIT

 In March 2006, the Company entered into a line of credit agreement in favor of its natural gas transporter to reserve pipeline space.  The natural gas transporter may draw up to $150,000 until maturity in May 2012.  Interest is payable upon the lender's demand or in May 2012 at an annual rate of .85%.  In August 2007, the Company entered into a line of credit agreement in favor of its natural gas transporter for the service of transporting gas.  The natural gas transporter may draw up to $923,828.  Interest is payable upon the lender's demand at an annual rate of .85%.  These agreements are secured by restricted short term investments totaling $1,187,970 and $1,163,581 as of  December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, there were no borrowings outstanding on the lines of credit.  All lines of credit are automatically renewed upon expiration.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

8. LONG-TERM DEBT

	December 31, 2011	December 31, 2010
Master credit agreement	$26,000,000	$38,026,321
Notes payable to members	-	18,750
Tax increment financing note (Note 9)	6,579,000	6,579,000
	32,579,000	44,624,071
Less current maturities	(4,586,418)	(6,025,417)
Less debt previously classified as long-term	-	(38,579,904)
	$27,992,582	$18,750

The maturities of long term debt at December 31, 2011 are as follows:

2012	$4,586,418
2013	4,586,418
2014	4,586,418
2015	4,586,418
2016	4,586,418
Thereafter	9,646,910
Total long-term debt	$32,579,000

Master Credit Agreement

In February, 2007, the Company entered into a master credit agreement with AgCountry Farm Credit Services FCA (f/k/a Farm Credit Services of Grand Forks, North Dakota) regarding a senior secured credit facility. As of December 31, 2010 and throughout 2011, the Company was in violation of several loan covenants required under the original credit agreement and therefore, the Company was in default under the credit agreement. However, the Company entered into a forbearance agreement with AgCountry which remained effective until June 30, 2011. This default resulted in all debt under the original credit agreement being classified as current liabilities effective as of December 31, 2010. The loan covenants under the original credit agreement included requirements for minimum working capital of $6,000,000, minimum current ratio of 1.20:1.00, minimum tangible net worth of $41,000,000, minimum owners' equity ratio of 50%, and a minimum fixed charge coverage ratio of 1.25:1.00, and also included restrictions on distributions and capital expenditures.

On December 31, 2011, the Company and AgCountry entered into an amended and restated master credit agreement pursuant to which the parties agreed to restructure and re-document the loans and other credit facilities provided by AgCountry.  Under the amended agreement, the Company is required to make level monthly principal payments of $356,164 through February 1, 2018. Beginning on September 30, 2012 and the last day of the first, second, and third quarters thereafter, the Senior Lender will make a 100% cash flow sweep of the Company's operating cash balances in excess of $3,600,000 to be applied to the principal balance. In addition, the Company is required to make monthly interest payments at the one month LIBOR plus 5.5%, but not less than 6.0%. The interest rate was 6.0% as of December 31, 2011. In addition to the monthly scheduled payments detailed above, the Company made a special principal payment in the amount of $7,105,272 on December 31, 2011.  As of December 31, 2011 and 2010, the Company had $26,000,000 and $38,026,321 outstanding on the loan, respectively.

The amended agreement requires the Company to maintain certain financial covenants including minimum tangible net worth of $30,000,000 and minimum owners' equity ratio of 50%. The loan is secured substantially by all the Company's assets. Under the amended agreement, owners' equity is to be determined in accordance with generally accepted accounting principles in the United States.  Under authoritative U.S. accounting guidance, equity is defined as the residual interest in assets of an entity after deducting its liabilities The owners' equity to be used to measure compliance with this loan covenant is temporary members' equity of $10,497,426 plus members' equity of $32,846,640, for a total of $43,344,066.

As of December 31, 2010, restricted cash was $2,206,754 of which $1,164,000 was collateral for the above mentioned collateral agreement with the Company's natural gas transporter and the remainder was cash held by AgCountry in lieu of restructuring of the Construction Loan.

Tax Increment Financing	12 Months Ended
Dec. 31, 2011
Tax Increment Financing [Abstract]
Tax Increment Financing

9. TAX INCREMENT FINANCING

In 2007, the Company entered into a Redevelopment Contract with the City of Atkinson, Nebraska and a related note payable to a bank. Under the terms of the Redevelopment Contract, the Company receives back from the City a portion of the real estate taxes it pays on the Company's plant. These tax increment revenues are pledged on the note payable to the bank. Prior to the restructuring of the note in December 2011, the note was payable in fixed semiannual principal payments through December 2021, the note's final maturity date, plus interest at 9.5%. As of December 31, 2010, the Company was in default on the note. In December 2011, as part of a waiver of such default, the note was amended to require (1) monthly interest payments at the one-month LIBOR rate plus 5.5%, but not less than 6.0% (6.0% at December 31, 2011) (2) semiannual principal and interest payments in an amount equal to the tax increment revenues received by the Company and (3) beginning on September 30, 2012, additional principal payments will be due on the last day of the first, second and third calendar quarter in an amount equal to 25% of the Company's aggregate cash balances in excess of $3,600,000. As of December 31, 2011 and 2010, the Company had a principal balance of $6,579,000 outstanding on the note. As of December 31, 2011, as part of the restructuring, the Company paid all interest due on the note.

The Company is required to maintain cash in an escrow account of $230,000 as of December 31, 2011, with subsequent monthly deposits sufficient to pay real estate taxes when due from the account. The Company is required to maintain compliance with the same financial covenants set forth in the amended and restated master credit agreement.

As of December 31, 2011, the Company has recorded accrued property taxes of $1,361,376 and, as a result of the Redevelopment Contract, a receivable of $1,120,000 for the portion expected to refunded and used for debt service.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
10.  FAIR VALUE MEASUREMENTS

Accounting standards establish a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are described below:

Level 1:  Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2:  Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:  Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

There were no assets or liabilities measured at fair value on a recurring or nonrecurring basis as of December 31, 2011 and 2010.

The carrying values of cash and cash equivalents, restricted cash, restricted short-term investments, accounts receivable, and accounts payable are recorded at or approximate fair value.  Management determined it is not practicable to estimate the fair value of the notes payable and long-term debt since these agreements contain unique terms, conditions, and restrictions, which were negotiated at arm's length, and there was no readily determinable similar instrument on which to base an estimate of fair value.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11.  CONCENTRATIONS, COMMITMENTS AND CONTINGENCIES

Gain from Litigation Settlement

A gain of $3,000,000 was recognized on March 19, 2010 in connection with a settlement with the Company's contractor for the facility.

Asset Management Agreement and Related Party Transaction

On December 31, 2011, the Company entered into an Asset Management Agreement (the "AMA") with Tenaska BioFuels, LLC, an affiliate of a significant unit holder of the Company, which became effective January 12, 2012 and has an initial term of seven years.  The AMA provides that the Company will provide processing services to Tenaska under a collaborative agreement for the conversion of grains, natural gas and denaturant (the "Feedstocks") into ethanol and distillers grains (the "Finished Products").  Tenaska will finance and own all Feedstocks, including the corn inventories, from the time of purchase through the delivery and sale of the Finished Products.  In particular, Tenaska is responsible for originating all corn used and for paying corn producers and commercial grain merchants providing corn to the Company's facility, as well as providing all necessary working capital for corn inventories and forward contracts.  Tenaska will also originate, provide credit support and pay for all denaturant and natural gas delivered to our facility, as well as all management services required for delivery of the natural gas under our natural gas transportation contract.

On January 12, 2012, the Company sold to Tenaska all inventories of Feedstocks and Finished Products for $5,326,981 in cash. As a result, the Company no longer owns any Feedstocks, work in process or Finished Products at the Company's facility.  Tenaska is the exclusive asset manager for the Company and the Company no longer processes corn into ethanol for any party other than Tenaska during the term of the AMA.  In return for providing the processing services, the Company will be paid a processing fee based on the calculated crush margin less a fee retained by Tenaska.

The Company will be reporting the activity related to the AMA on a net basis.  Revenue will be reported as the net amount earned under the AMA, rather than separately reporting revenue from the sale of ethanol and co-products, and the cost of corn, natural gas and denaturant.  The Company will also be reporting the amount due from Tenaska rather than separately reporting trade receivables, corn and ethanol inventory and accounts payable for corn.  The Company will continue to be responsible for the operation and maintenance of the plant.

Under the AMA, as part of a joint risk management process, Tenaska may use derivative financial instruments, including cash, futures and option contracts to hedge changes in commodity prices of corn, natural gas and gasoline, as part of an overall strategy to manage market risk.  The Company will not enter into these derivative financial instruments, however, realized gains and losses from such derivatives enter into by Tenaska will impact the net processing fee the Company receives from Tenaska.

Major Customers

All of the Company's ethanol revenues are received from a single ethanol marketer through sales on the spot market by Tenaska. Beginning in the third quarter of 2011, the Company pays Tenaska a marketing fee of 1.25% of the contract price of ethanol sold for its marketing services. As of December 31, 2011, the Company had forward contracted sales of ethanol with Tenaska for 377,000 gallons of ethanol at an average fixed price of $2.01 per gallon, for delivery in January 2012. Revenues from ethanol sales to Tenaska were $126,007,000 and $9,835,000 in 2011 and 2010, respectively. Accounts receivable from Tenaska as of December 31, 2011 and 2010, were $1,312,000 and $1,463,000, respectively. This relationship between the Company and Tenaska replaced a previous marketer who sold all of the Company's ethanol and was responsible for similar forward sales contracts, receivables and revenues in 2010. The Company paid the prior ethanol marketer $0.01 per gallon of ethanol purchased. Revenues from sales to and accounts receivable from the prior ethanol marketer were approximately $72,438,000 and $567,000, respectively, as of and for the year ended December 31, 2010.

Plant Management Agreement

Plant Management Agreement

In July 2007, the Company entered into an agreement with an unrelated party for the operation and management of the Company's plant.  The Company pays a fixed monthly payment of approximately $120,434 for such services, which are adjusted annually.  The unrelated party also supplies process chemicals, which the Company is currently paying for at a fixed rate per denatured gallon of ethanol produced.  The contract allows for potential future payments in an incentive program intended to be based on operational improvements and Company profitability.  The agreement will terminate on December 31, 2014 unless terminated by either party giving 180 days prior written notice.  The Company incurred approximately $1,535,000 and $1,477,000 for these services for the years ended December 31, 2011 and 2010, respectively.

Utility Contracts

The Company entered into a consulting service contract for management of its needs for natural gas in plant operations.  The three services of natural gas procurement required to operate the plant are transport, distribution and supply.  The physical supply of natural gas to operate the plant is purchased from various companies based on bids established by the Company's Risk Management Committee with the advice of the management services company.   The gas is transported by Kinder Morgan pursuant to various contracts with the Company, and delivered to the local gas company, Source Gas, which distributes the gas to the plant.

Transportation Agreement

The Company is party to an agreement with a fuel carrier for the transportation of ethanol from the plant to the load out facility.  The Company pays a base fee per gallon unloaded plus a surcharge if above the diesel fuel base.  The agreement automatically renewed for a one-year term in July 2011, and will continue to automatically renew for additional one-year terms unless terminated by either party by written notice no less than 180 days prior to the ending date of the renewal term.

Rail Car Leases

As of December 31, 2011, the Company has lease agreements for 97 rail cars which have expiration dates between May 31, 2017 and August 31, 2020, with an average monthly rental cost of $711.

Environmental Liabilities

The Company's operations are subject to environmental laws and regulations adopted by various governmental entities in the jurisdiction in which it operates. These laws require the Company to investigate and remediate the effects of the release or disposal of materials at its location. Accordingly, the Company has adopted policies, practices, and procedures in the areas of pollution control, occupational health, and the production, handling, storage, and use of hazardous materials to prevent material environmental or other damage, and to limit the financial liability which could result from such events. Environmental liabilities are recorded when the liability is probable and the costs can be reasonably estimated.

The Company has received Notices of Violation ("NOV") from the NDEQ arising from failures of emission equipment designed and installed by our design builder, Delta-T Corporation ("Delta-T") under the Engineering, Procurement and Construction Services Fixed Price Contract dated August 9, 2006 with Delta-T (the "Delta-T Contract").

That equipment included the plant's regenerative thermal oxidizer ("RTO") used to control emissions from the dryer and the CO2 Scrubber used to control emissions from the ethanol process.  The RTO had not performed according to the design specified in the Delta-T Contract, and the CO2 Scrubber failed in original compliance testing.  Equipment modifications and process adjustments were made, including chemical injection, to remediate the issue.  During the startup operations of the plant beginning in January 2009 and continuing through the date of the original compliance testing, Delta-T had operated the plant without these modifications and as a result, the Company received an NOV in January 2010 which asserted that due to the failure of the CO2 Scrubber, the Company's operation of the plant violated the operating permit issued by the NDEQ.

Since the end of 2010, management believed it had resolved all of the operational shortfalls cited in the NOVs; however, we previously disclosed that although we believed we had resolved the matter, it was possible the NDEQ or the Nebraska Office of the Attorney General (the "AG Office") could assess fines against us as a result of having operated the plant with the equipment before it was operating in compliance.  On January 4, 2012, the Company received a letter from the AG Office relating to the prior NOVs and assessing penalties for such violations and two additional violations for emissions related to a leaky pressure value and uncovered bolt hole and failure to observe and report visible emissions.  We have reached an agreement with the AG Office which agreement provides that we will pay a penalty of $25,000 in full satisfaction of all of the NDEQ claims.

In order to formally resolve this matter, after the parties reached the above agreement, the AG Office filed a complaint against the Company in the District Court of Holt County, Nebraska for the sole purpose of obtaining a Consent Decree to officially close the matter within the AG Office.  As a result, on March 7, 2012, a complaint was filed against the Company in the District Court of Holt County, Nebraska by the State of Nebraska, ex rel., and Michael J. Linder, Director of the Nebraska Department of Environmental Quality.   On March 12, 2012, the Court entered a Consent Decree accepting the agreement reached between the Company and the AG Office and on March 19, 2012, the AG Office filed a Satisfaction of Judgment in full satisfaction of all of the NDEQ claims against the Company.

Grain Procurement

In the ordinary course of business, the Company has entered into forward purchase contracts for its corn purchases.  Management considers these forward contracts to be normal purchases since the corn will be delivered in quantities expected to be used by the Company over a reasonable period in the normal course of business.  Purchases directly from an agent totaled approximately $13,499,000 in 2010 and $0 in 2011.  As of December 31, 2011, the Company had commitments on forward purchase contracts to purchase 1,742,000 bushels of corn at an average price of $6.15 per bushel totaling $10,700,000 for delivery between January 2012 and May 2012.

Dryer Damage

On March 22, 2011, a fire caused approximately $1,200,000 of damage to a dryer.  The Company expects its insurer to pay for the damage, less the $50,000 deductible which was expensed in Cost of Goods Sold as a Maintenance and Repair Expense at the completion of the dryer repair.  As of June 30, 2011, the dryer repair was complete and the dryer was online.  As of December 31, 2011, the Company had received $1,050,000 from its insurer and had approximately $104,000 owing from its insurer in other receivables and approximately $359,000 owed to vendors as accounts payable in connection with such repairs.

Hail Damage

On September 21, 2010, a hail storm caused damage to the roof coverings within the plant.  During the year ended December 31, 2011 the Company received a $496,000 insurance claim, which is recognized as other income.  Management expects that the plant will be able to continue to operate normally, without repairing the hail damage

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

12.  EMPLOYEE BENEFIT PLAN

The Company has a 401(k) plan ("Plan") for all eligible employees, as defined by the Plan. The Company provides a matching contribution equal to 100% of the first 5% of each participant's eligible compensation deferred. The Company recorded $37,619 and $33,928 in operating expenses for the cost of providing benefits under the Plan for the years ended December 31, 2011 and 2010, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	13. SUBSEQUENT EVENTS On January 12, 2012 the AMA with Tenaska became effective, see Note 11.